UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1210 Broadcasting Road
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          August 13,2004

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   103

Form 13F information Table Value Total:   $381,919



List of Other Included Managers:





    06/30/04
Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100         2412   59,175                                        59175
ADELPHIA COMMUN.   COM   006848105            7   14,253                                        14253
ADOBE SYSTEMS      COM   00724F101         2672   57,457                                        57457
AIR PRODUCTS       COM   009158106          264    5,030                                         5030
AMERICAN EXPRESS   COM   025816109          351    6,830                                         6830
AMERICAN INTL      COM   026874107         7236  101,518                                       101518
AMGEN              COM   031162100         3513   64,385                                        64385
ANHEUSER BUSCH     COM   035229103         4558   84,400                                        84400
AT ROAD            COM   04648K105         3550  464,025                                       389025             75,000
AUTOMATIC DATA     COM   053015103         3250   77,600                                        77600
BANKAMERICA        COM   060505104         1967   23,243                                        23243
BANK OF NEW YORK   COM   064057102          501   16,996                                        16996
BAXTER INTL        COM   071813109          303    8,768                                         8768
BECTON DICKINSON   COM   075887109         2405   46,425                                        46425
BENIHANA           COM   082047200         6096  408,825                                       298825            110,000
BORDERS            COM   099709107         4500  192,000                                       112000             80,000
BROOKSTONE         COM   114537103         5722  285,387                                       161637            123,750
B P AMOCO          COM   055622104         1282   23,929                                        23929
CAPITAL AUTOMOTIV  COM   139733109         9493  323,675                                       228675             95,000
CARPENTER TECH     COM   144285103          693   20,356                                        20356
CERADYNE           COM   156710105         5535  154,735                                        75985             78,750
CHUBB              COM   171232101          207    3,030                                         3030
COCA COLA          COM   191216100          278    5,500                                         5500
CHEVRON/TEXACO     COM   166764100          774    8,228                                         8228
C H ROBINSON       COM   12541W100          878   19,150                                        19150
CITIGROUP          COM   172967101         2382   51,216                                        51216
COLGATE            COM   194162103         2797   47,847                                        47847
COMMERCE BANCORP   COM   200519106         3605   65,527                                        65527
CONAGRA            COM   205887102         1325   48,925                                        48925
CSX                COM   126408103         3415  104,200                                       104200

  COLUMN TOTALS                           81971

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None

DAKTRONICS         COM   234264109         7570  303,400                                       201400             102,000
DOVER CORP         COM   260003108         3829   90,950                                        90950
DU PONT            COM   263534109          315    7,100                                         7100
EMBREX             COM   290817105         8492  629,000                                       469000             160,000
EDGE PETROLEUM     COM   279862106         9075  533,801                                       431801             102,000
EMERSON ELECTRIC   COM   291011104          575    9,044                                         9044
EVERGREEN RES      COM   299900308         2452   60,700                                        60700
GANNETT            COM   364730101         7055   83,150                                        83150
GENERAL DYNAMICS   COM   369550108         3059   30,810                                        30810
GENERAL ELECTRIC   COM   369604103         9609  296,584                                       296584
GENTEX             COM   371901109         8780  221,275                                       147175             74,100
GILLETTE           COM   375766102          657   15,500                                        15500
GLAXO HOLDINGS     COM   37733W105          352    8,493                                         8493
W W GRAINGER       COM   384802104         4127   71,775                                        71775
GROUP 1 SOFTWARE   COM   39943Y103         6755  294,352                                       136750            157,602
H J HEINZ          COM   423074103         1014   25,861                                        25861
HERSHEY FOODS      COM   427866108         4513   97,538                                        97538
IBM                COM   459200101         1150   13,050                                        13050
INGERSOLL RAND     COM   456866102          735   10,760                                        10760
IMAX CORP          COM   45245E109         5823 *********                                      792900            260,000
INTEL              COM   458140100         3516  127,389                                       127389
INTL GAME TECH     COM   459902102         3572   92,550                                        92550
JOHNSON & JOHNSON  COM   478160104         2383   42,780                                        42780
KENSEY NASH        COM   490057106        12977  376,150                                       245150             131,000
KIMBERLY CLARK     COM   494368103         3761   57,088                                        57088
LILLY, ELI         COM   532457108         4371   62,520                                        62520
LITHIA MOTORS      COM   536797103         9035  364,600                                       260000              104600

  COLUMN TOTALS                          125552


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
LOWES COS.         COM   548661107         4525   86,101                                        86101
LIVEPERSON         COM   538146101         2183  725,350                                       471350            254,000
MEADE INSTRUMENT   COM   583062104         3781 *********                                     1059150            126,000
MEDTRONIC          COM   585055106         5522  113,340                                       113340
McGRAW HILL        COM   580645109         1118   14,600                                        14600
MELLON BANK        COM   58551A108         3979  135,650                                       135650
MERCK              COM   589331107          652   13,732                                        13732
MICROSOFT          COM   594918104         4017  140,658                                       140658
3 M COMPANY        COM   885794101         4473   49,700                                        49700
PARKWAY PROP       COM   70159Q104         8514  191,543                                       132643              58,900
PENFORD CORP       COM   707051108          192   11,500                                        11500
PENN NATL GAMING   COM   707569109        16316  491,451                                       341051             150,400
PEPSICO            COM   713448108         8106  150,454                                       150454
PERF. FOOD GROUP   COM   713755106         5502  207,314                                       141514              65,800
PFIZER             COM   717081103         7369  214,964                                       214964
PIXELWORKS         COM   72581M107          283   18,500                                        18500
PLANTRONICS        COM   727493108         1598   43,650                                         8850              34,800
PNC FINANCIAL      COM   693475105          529    9,973                                         9973
PROCTOR & GAMBLE   COM   742181109         3831   70,376                                        70376
PUBLIC STORAGE     COM   74460D109          545   11,850                                        11850

  COLUMN TOTALS                           83035
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
Q-LOGIC            COM   747277101         7949  298,949                                       259149              39,800
ROCK OF AGES       COM   772632105         2414  301,750                                       164850             136,900
SBC COMMUNICATION  COM   78387G103          663   27,358                                        27358
SCHERING PLOUGH    COM   806605101          433   23,450                                        23450
SARA LEE           COM   803111103          302   13,134                                        13134
SCHLUMBERGER       COM   806857108          489    7,700                                         7700
SKYWEST INC.       COM   830879102         3460  198,725                                       157625              41,100
S & P 500 INDEX D  COM   78462F103         6547   57,160                                        57160
STATE ST CORP      COM   857477103         1076   21,950                                        21950
STRYKER CORP       COM   863667101          542    9,850                                         9850
SUNRISE ASSISTED   COM   86768K106          464   11,850                                        11850
SYSCO CORP         COM   871829107         5247  146,282                                       146282
TARGET             COM   87612E106         2944   69,312                                        69312
TJOR INDUSTRIES    COM   885160101         5196  155,300                                        85300              70,000
TREX               COM   89531P105         2810   74,425                                        74425
UNION PACIFIC      COM   907818108          666   11,200                                        11200
UNITED HEALTH      COM   91324P102         2064   33,150                                        33150
UNITED TECHNOLOGI  COM   913017109          807    8,821                                         8821
UNIVERSAL ELECT.   COM   913483103         3256  186,275                                        61275             125,000
VERIZON            COM   92343V104         1284   35,475                                        35475
WACHOVIA           COM   929903102         3825   85,961                                        85961
WALGREEN           COM   931422109         6213  171,570                                       171570
WALMART            COM   931142103         6992  132,521                                       132521
WRIGLEY            COM   982526105         3901   61,870                                        61870
EXXON MOBIL        COM   30231G102        10583  238,309                                       238309
DENTSPLY INTL      COM   249030107        11234  215,627                                       215627
  COLUMN TOTALS                           91361
   FINAL TOTAL                         $381,919

